U.S. SECURITIES AND
                   EXCHANGE COMMISSION
                   Washington, D.C.
                   20549
                         FORM 24F-2
              Annual Notice of
                   Securities Sold
                   Pursuant to Rule
                   24f-2


1.   Name and address of issuer:

          IAI LifeUSA Funds, Inc.
          3700 First Bank Place 601 Second
          Avenue South Minneapolis, MN  55402

2. Name of each series or class of securities for which
     this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

          LifeUSA Aggressive Growth Fund
          LifeUSA Growth Fund
                   LifeUSA Global Fund
          LifeUSA Balanced Fund LifeUSA Current Income
          Fund
LifeUSA Principal Preservation Fund

3.   Investment Company Act File Number:

          Securities Act File Number:  333-14233

4(a).     Last day of fiscal year for which this Form is
filed:

          10/30/98

4(b).     X Check box if this Form is being filed late
(i.e., more than 90 calendar days
     after the end of the issuer's fiscal year).

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     X Check box if this is the last time the issuer
will be filing this Form.

5. Calculation of registration fee:

(i)     Aggregate sale price of
$332,368 securities sold during the fiscal
year pursuant to section 24(f):
(ii)    Aggregate price of securities
$714,902 redeemed or repurchased during
the
fiscal year:
(iii)    Aggregate price of securities
$0 redeemed or repurchased during any
prior fiscal year ending no earlier   than October 11,
1995 that were not   previously used to reduce
registration fees payable to the Commission:
(iv)    Total available redemption
$714,902 credits [add Items 5(ii) and
5(iii)]:
(v)Net sales - if Item 5(i) is greater
$0
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:
(vi)    Redemption credits available
($382,534)
for use in future years - if Item
5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item
5(i)]:

(vii)   Multiplier for determining
 .000295
registration fee (See Instruction
C.9):

(viii)  Registration fee due [multiply
=$0
Item 5(v) by Item 5(vii)] (enter "0"
if no fee is due):

     6. Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

 7. Interest due - if this Form is being filed
                     more
        than 90 days after the end of the
        issuer's fiscal year (see Instruction
        D):

                                                +$0
8. Total of the amount of the registration fee
                      due
        plus any interest due [line 5(viii)
plus line 7]:

                                                =$0

     9. Date the registration fee and any
        interest payment was sent to the
        Commission's lockbox depository:

              Method of Delivery:

                 Wire Transfer
                       Mail or other means

                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title):
     ________________________________________
                         Paul Perseke, Vice
President


     Date:  ______________